Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

December 31 (In thousands)	2011	2010
Securities sold under agreements to repurchase and federal funds purchased	$240,594	$279,669
Federal Home Loan Bank advances	23,000	384,000
Total short-term borrowings	$263,594	$663,669

Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2011:
Ending balance	$240,594	$23,000	$—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.40%	—
Paid during the year	0.30%	0.18%	—
2010:
Ending balance	$279,669	$384,000	$—
Highest month-end balance	295,467	384,000	—
Average daily balance	269,260	31,679	—
Weighted-average interest rate:
As of year-end	0.32%	0.19%	—
Paid during the year	0.39%	0.39%	—